Derivative Instruments and Accounting Hedges - CLF assets hedged (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($) Segment	Dec. 31, 2017 CLP ($) Segment
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Accumulated amount of unrealized gain charged to equity, before tax	$ (37,546)	$ (30,943)	$ 14,979
Cash flow hedge adjustment, net	(27,408)	(22,589)	11,158
Cash flow in CLF | Cash Flow Hedges
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Accumulated amount of unrealized gain charged to equity, before tax	37,564	30,943	14,979
Cash flow hedge adjustment, net	27,408	22,589	11,158
Accumulated amount of unrealized gain charged to equity, after income tax	59,391	31,983	9,394
Net effect in income of derivatives	$ 84,684	$ 85,659	$ 93,612
Number of hedges of net investments in foreign businesses | Segment		0	0